Long Term Loan to a Third-Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Apr. 03, 2025	Dec. 19, 2023	Apr. 03, 2023
Long Term Loan to a Third-Party [Abstract]
Lend the borrower				$ 2,000,000
Fixed interest rate	4.50%
Interest income	$ 66,822
Maturity date			Dec. 18, 2024
Forecast [Member]
Long Term Loan to a Third-Party [Abstract]
Maturity date		Apr. 03, 2025